Long-term Debt and Capital Structure	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Long-term Debt and Capital Structure

23. LONG-TERM DEBT AND CAPITAL STRUCTURE

As at December 31,	Notes	2019	2018
Revolving Term Debt	A	265	-
U.S. Dollar Denominated Unsecured Notes	B	6,492	9,241
Total Debt Principal		6,757	9,241
Debt Discounts and Transaction Costs		(58)	(77)
Long-Term Debt		6,699	9,164
Less: Current Portion		-	682
Long-Term Portion		6,699	8,482

The weighted average interest rate on outstanding debt for the year ended December 31, 2019 was 5.1 percent (2018 – 5.1 percent).

As at December 31, 2019, the Company is in compliance with all of the terms of its debt agreements.

A) Revolving Term Debt

Cenovus has in place a committed credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche. On October 23, 2019, the Company extended the maturity date of the $1.2 billion tranche from November 30, 2021 to November 30, 2022 and the maturity date of the $3.3 billion tranche from November 30, 2022 to November 30, 2023. Borrowings are available by way of Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans or U.S. base rate loans.

B) Unsecured Notes

Unsecured notes are composed of:

	2019		2018
As at December 31,	US$ Principal Amount	Total C$ Equivalent	US$ Principal Amount	Total C$ Equivalent
5.70% due October 15, 2019	-	-	500	682
3.00% due August 15, 2022	500	650	500	682
3.80% due September 15, 2023	450	585	450	614
4.25% due April 15, 2027	962	1,249	1,171	1,597
5.25% due June 15, 2037	641	833	700	955
6.75% due November 15, 2039	1,400	1,818	1,400	1,910
4.45% due September 15, 2042	155	202	744	1,015
5.20% due September 15, 2043	58	75	350	477
5.40% due June 15, 2047	832	1,080	959	1,309
	4,998	6,492	6,774	9,241

At maturity, on October 15, 2019, the Company repaid, in full the 5.70 percent unsecured notes with a remaining principal of US$500 million.

In addition, during the year ended December 31, 2019, the Company paid US$1,214 million to repurchase a portion of its unsecured notes with a principal amount of US$1,276 million. A gain on the repurchase of $63 million was recorded in finance costs.

The Company has in place a base shelf prospectus that allows the Company to offer, from time to time, up to US$5.0 billion, or the equivalent in other currencies, of debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere where permitted by law. The base shelf prospectus also allows ConocoPhillips to offer for sale, should they so choose from time to time, the common shares they acquired in connection with the Acquisition (see Note 9). The base shelf prospectus will expire in October 2021. Offerings under the base shelf prospectus are subject to market conditions. As at December 31, 2019, US$5.0 billion remains available under the base shelf prospectus.

C) Mandatory Debt Payments as at December 31, 2019

	US$ Principal Amount	Total C$ Equivalent
2020	-	-
2021	-	-
2022	500	650
2023	450	585
2024	-	-
Thereafter	4,048	5,257
	4,998	6,492

D) Capital Structure

Cenovus’s capital structure objectives remain unchanged from previous periods. Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments. Cenovus conducts its business and makes decisions consistent with that of an investment grade company. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facility or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares for cancellation, issue new debt, or issue new shares.

Cenovus monitors its capital structure and financing requirements using, among other things, non-GAAP financial metrics consisting of Net Debt to Adjusted Earnings Before Interest, Taxes and DD&A (“Adjusted EBITDA”) and Net Debt to Capitalization. These metrics are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.

Cenovus targets a Net Debt to Adjusted EBITDA ratio of less than 2.0 times over the long-term. This ratio may periodically be above the target due to factors such as persistently low commodity prices. Cenovus also manages its Net Debt to Capitalization ratio to ensure compliance with the associated covenant as defined in its committed credit facility agreement.

Net Debt to Adjusted EBITDA (1)

As at December 31,	2019	2018	2017
Current Portion of Long-Term Debt	-	682	-
Long-Term Debt	6,699	8,482	9,513
Less: Cash and Cash Equivalents	(186)	(781)	(610)
Net Debt	6,513	8,383	8,903

Net Earnings (Loss)	2,194	(2,669)	3,366
Add (Deduct):
Finance Costs	511	628	725
Interest Income	(12)	(19)	(62)
Income Tax Expense (Recovery)	(797)	(920)	352
Depreciation, Depletion and Amortization	2,249	2,131	2,030
E&E Write-down	82	2,123	890
Unrealized (Gain) Loss on Risk Management	149	(1,249)	729
Foreign Exchange (Gain) Loss, Net	(404)	854	(812)
Revaluation (Gain)	-	-	(2,555)
Re-measurement of Contingent Payment	164	50	(138)
(Gain) Loss on Discontinuance	-	(301)	(1,285)
(Gain) Loss on Divestitures of Assets	(2)	795	1
Other (Income) Loss, Net	(11)	(12)	(5)
Adjusted EBITDA	4,123	1,411	3,236

Net Debt to Adjusted EBITDA	1.6x	5.9x	2.8x
(1)	IFRS 16 was adopted January 1, 2019 using the modified retrospective approach; therefore, comparative information has not been restated.

Net Debt to Capitalization

As at December 31,	2019	2018	2017
Net Debt	6,513	8,383	8,903
Shareholders’ Equity	19,201	17,468	19,981
	25,714	25,851	28,884
Net Debt to Capitalization	25%	32%	31%

Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is well below this limit.